Description of Business and Basis of Presentation - Additional Information (Detail) - USD ($)			1 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	May 16, 2024	May 14, 2024	Nov. 30, 2020	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Place of incorporation										Arizona		Arizona
Year of incorporation										2002		2002
Place of reincorporation										Delaware		Delaware
Date of reincorporation										2015-03		2015-03
Gain on sale of collaborative arrangements				$ 0			$ 0			$ 4,000,000	$ 0
Proceeds from sale of RS durum wheat trait										4,000,000	0
Gain on sale of Verdeca												$ 0	$ 1,138,000
License revenue				1,537,000			1,298,000			3,829,000	3,677,000	4,454,000	4,997,000
Accumulated deficit				(274,814,000)						(274,814,000)		(271,840,000)	(257,859,000)
Cash and cash equivalents				3,936,000						3,936,000		6,518,000	20,644,000
Short-term investments				2,640,000						2,640,000		5,124,000	0
Current note receivable				1,827,000						1,827,000		0
Net losses				$ (1,612,000)	$ 1,061,000	$ (2,423,000)	$ (2,567,000)	$ 818,000	$ (9,384,000)	(2,974,000)	(11,133,000)	(13,986,000)	(15,612,000)
Net cash used in operations										$ 7,418,000	$ 11,149,000	15,254,000	13,977,000
Payment received on accounts and other receivable												$ 0	569,000
Reverse stock split										In February 2023, the Company’s board of directors approved a reverse split of 40:1 on the Company’s issued and outstanding common stock.		In February 2023, the Company’s board of directors approved a reverse split of 40:1 on the Company’s issued and outstanding common stock.
Additional shares of common stock of reverse stock split										19,118		19,118
Verdeca LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gain on sale of Verdeca													1,100,000
Discontinued Operations [Member] | GoodWheat [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of net consideration	$ 3,700,000
Net losses	$ 1,500
Collaborative Arrangements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gain on sale of collaborative arrangements										$ 4,000,000
Proceeds from sale of RS durum wheat trait		$ 4,000,000								$ 4,000,000
Bioceres Crop Solutions [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
License revenue													$ 862,000
Bioceres Crop Solutions [Member] | Verdeca LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Additional cash receivable from sale of interest in joint venture			$ 2,000,000
Payment received on accounts and other receivable												$ 2,000,000
Bioceres Crop Solutions [Member] | Verdeca LLC [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash shares and royalty receivable			$ 10,000,000